Income taxes (Tables)	3 Months Ended
Mar. 31, 2012
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Three-month period ended (unaudited)
	March 31, 2012			December 31, 2011			March 31, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,957	1,122	4,079	5,259	294	5,553	4,518	3,353	7,871
Exchange variation (not taxable) or not deductible	—	(200)	(200)	—	96	96	—	47	47
	2,957	922	3,879	5,259	390	5,649	4,518	3,400	7,918

Tax at Brazilian composite rate	(1,005)	(313)	(1,319)	(1,788)	(133)	(1,921)	(1,536)	(1,156)	(2,692)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	379	—	379	383	—	383	436	—	436
Difference on tax rates of foreign income	—	296	296	—	117	117	—	748	748
Tax incentives	90	—	90	274	—	274	171	—	171
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	129	(285)	(156)	—	—	—
Other non-taxable, income/non deductible expenses	28	(27)	1	63	93	156	13	(53)	(40)
Income tax per consolidated statements of income	(508)	(44)	(553)	(939)	(208)	(1,147)	(916)	(461)	(1,377)

Reconciliation of amounts due to uncertainty in income taxes

	Three-month period ended (unaudited)
	March 31,2012	December 31, 2011	March 31, 2011
Beginning of the period	263	338	2,555
Increase resulting from tax positions taken	4	1	9
Decrease resulting from tax positions taken (a)	—	(90)	(2)
Cumulative translation adjustments	5	14	61
End of the period	272	263	2,623